RECLAMATION BONDS - Disclosure of detailed information about reclamation bonds (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	$ 732	$ 444
USA [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	680	425
Sweden [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	42	13
Turkey [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	$ 10	$ 6